Restatement (Tables)	12 Months Ended
Dec. 31, 2017
Restatement Abstract
Schedule of Consolidated Financial Statements Previously Issued

Following is a summary of the restatement changes made to the consolidated financial statements previously issued as of and for the year ended December 31, 2017:

	Originally Reported	Adjustments	As Restated
	2017	2017	2017
Consolidated balance sheet:
Derivative liabilities	$-	$1,857,252	$1,857,252
Additional paid-in capital	$23,740,751	$(2,614,795)	$21,125,956
Accumulated deficit	$(12,785,931)	$(757,543)	$(12,028,388)

Consolidated Statement of Operations and Comprehensive Loss:
General and administrative	$13,086,120	$103,759	$13,189,879
Change in fair value of derivative liabilities	$-	$861,302	$861,302
Net loss	$(7,297,109)	$(757,543)	$(6,539,566)
Total comprehensive loss	$(7,332,039)	$(757,543)	$(6,574,496)

Consolidated Statement of Changes in Stockholder’s Equity:
Stock compensation	$2,938,670	$(2,614,795)	$323,875
Net loss	$(7,297,109)	$(757,543)	$(6,539,566)

Consolidated Statements of Cash Flows:
Net loss	$(7,297,109)	$(757,543)	$(6,539,566)
Stock compensation	$4,240,670	$103,759	$4,344,429
Change in fair value of derivative liabilities	$-	$861,302	$861,302

Schedule of Fair Value Assumption Used

The Company concluded that the instruments are accounted for as derivative liabilities. In determining the fair value of the derivative liabilities, the Company used the binomial option pricing model at December 31, 2017:

December 31, 2017
Common stock issuable upon exercise of warrants	1,020,717
Market value of common stock on measurement date	$5.79
Exercise price	$7.70 to $7.00
Risk free interest rate(1)	1.89%
Expected life in years	2 years
Expected volatility (2)	70.69%
Expected dividend yields (3)	0%

(1) The risk-free interest rate was determined by management using the applicable Treasury Bill as of the measurement date.

(2) The historical trading volatility was determined by calculating the volatility of the Company’s peers common stock.

(3) The Company does not expect to pay a dividend in the foreseeable future.

Schedule of Fair Value of Derivative Liabilities on a Recurring Basis

The following table shows the change in the Company’s derivative liabilities that were accounted for at fair value on a recurring basis for the year ended December 31, 2017:

Amount
Balance, December 31, 2016	$-
Initial valuation of derivative liabilities of warrants	2,718,554
Change in fair value of derivative liabilities	(861,302)

Balance, December 31, 2017	1,857,252